UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                 CityplaceWashington, StateD.C. PostalCode20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     03/31/2010

Check here if Amendment: [ ]; Amendment Number: ____

This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Empire Capital Management, LLC

Address:       1 Gorham Island, Suite 201
               Westport, CT  06880


Form 13F File Number: 28-11506

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Markham Penrod, IACCPsm
Title:     Chief Compliance Officer
Phone:     203-454-6925


Signature, Place, and Date of Signing:

/s/ J. Markham Penrod, IACCPsm          Westport, CT          05/17/2010
------------------------------          ------------        ---------------
         [Signature]                    [City, State]          [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:       None
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _____________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE




Report Summary:




Number of Other Included Managers:           None
                                        ---------------

Form 13F Information Table Entry Total:        60
                                        ---------------

Form 13F Information Table Value Total:   $  858,363
                                         --------------
                                           (thousands)



List of Other Included Managers:     NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
NONE



ITEM 1                        ITEM 2             ITEM 3     ITEM 4        ITEM 5           ITEM 6      ITEM 7   ITEM 8
                                                                                           INVESTMENT           VOTING
                                                                          SHARES           DISCRETION           AUTHORITY
NAME                          TITLE                         FAIR          OR               SOLE                 SOLE
OF                            OF                            MARKET        PRINCIPAL  SH    SHARED               SHARED
ISSUER                        CLASS              CUSIP      VALUE         AMOUNT     PRN   OTHER       MANAGER  OTHER

APPLE INC                     COM                037833100  $ 73,320,000    312,000  SH    SOLE        FINE     SOLE
ANALOG DEVICES                COM                032654105  $ 18,013,000    625,000  SH    SOLE        FINE     SOLE
ANALOG DEVICES - CALL         COM                032654105  $  5,764,000    200,000  CALL  SOLE        FINE
APPLIEDD MATERIALS NPV        COM                038222105  $ 13,468,000  1,000,000  SH    SOLE        FINE     SOLE
ADV MICRO DEVICES             COM                007903107  $  8,575,000    925,000  SH    SOLE        FINE     SOLE
ADV MICRO DEVICES - CALL      COM                007903107  $  8,760,000    945,000  CALL  SOLE        FINE
AMERICAN TOWER CORP - CALL    CL A               029912201  $  8,066,000    189,300  CALL  SOLE        FINE
AMKOR TECHNOLOGY INC          COM                031652100  $  1,558,000    220,000  SH    SOLE        FINE     SOLE
ACME PACKET INC               COM                004764106  $ 23,907,000  1,240,000  SH    SOLE        FINE     SOLE
ACME PACKET INC - CALL        COM                004764106  $    193,000     10,000  CALL  SOLE        FINE
ARM HOLDINGS ADS              SPN ADR            042068106  $  1,227,000    115,000  SH    SOLE        FINE     SOLE
ARUBA NETWORKS                COM                043176106  $ 73,289,000  5,365,000  SH    SOLE        FINE     SOLE
CA INC                        COM                12673P105  $  8,215,000    350,000  SH    SOLE        FINE     SOLE
CA INC - CALL                 COM                12673P105  $ 17,326,000    738,200  CALL  SOLE        FINE
CADENCE DESIGN SYSTEMS        COM                127387108  $  8,554,000  1,282,491  SH    SOLE        FINE     SOLE
CIENA CORP                    COM NEW            171779309  $ 15,294,000  1,002,200  SH    SOLE        FINE     SOLE
CONEXANT SYSTEMS              COM NEW            207142308  $  3,259,000    958,605  SH    SOLE        FINE     SOLE
CISCO SYSTEMS INC             COM                17275R102  $ 30,481,000  1,171,000  SH    SOLE        FINE     SOLE
CTRIP.COM INTERNATIONAL LTD   ADS                22943F100  $  5,880,000    150,000  SH    SOLE        FINE     SOLE
DELL INC                      COM                24702R101  $  3,380,000    225,000  SH    SOLE        FINE     SOLE
EMC CORORATION                COM                268648102  $ 59,532,000  3,300,000  SH    SOLE        FINE     SOLE
ENDWAVE CORP                  COM NEW            29264A206  $  3,676,000  1,336,592  SH    SOLE        FINE     SOLE
EZCHIP SEMICONDUCTOR LTD      ORD                M4146Y108  $  5,940,000    301,700  SH    SOLE        FINE     SOLE
FLEXTRONICS INTL LTD          ORD                Y2573F102  $  3,920,000    500,000  SH    SOLE        FINE     SOLE
GOOGLE INC                    CL A               38259P508  $ 19,849,000     35,000  SH    SOLE        FINE     SOLE
INTERNAP NETWORK SVCS         COM PAR $0.001     45885A300  $    560,000    100,000  SH    SOLE        FINE     SOLE
INFORMATICA CORP              COM                45666Q102  $  4,034,000    150,000  SH    SOLE        FINE     SOLE
INTEL CORP                    COM                458140100  $ 26,191,000  1,175,000  SH    SOLE        FINE     SOLE
INTEL CORP - CALL             COM                458140100  $ 26,335,000  1,190,000  CALL  SOLE        FINE
LANTRONIX INC                 COM                516548203  $  2,770,000    712,942  SH    SOLE        FINE     SOLE
MARVELL TECHNOLOGY GRP LTD    ORD                G5876H105  $ 15,826,000    775,000  SH    SOLE        FINE     SOLE
MICRON TECHNOLOGY INC         COM                595112103  $ 32,147,000  3,100,000  SH    SOLE        FINE     SOLE
MICROSOFT CORP                COM                594918104  $ 32,216,000  1,100,000  SH    SOLE        FINE     SOLE
NETLOGIC MICROSYSTEMS INC     COM                64118B100  $  6,622,000    225,000  SH    SOLE        FINE     SOLE
NETLIST INC                   COM                64118P109  $  1,080,000    300,000  SH    SOLE        FINE     SOLE
ORACLE CORP                   COM                68389X105  $ 29,052,000  1,130,000  SH    SOLE        FINE     SOLE








ITEM 1                        ITEM 2             ITEM 3     ITEM 4        ITEM 5           ITEM 6      ITEM 7   ITEM 8
                                                                                           INVESTMENT           VOTING
                                                                          SHARES           DISCRETION           AUTHORITY
NAME                          TITLE                         FAIR          OR               SOLE                 SOLE
OF                            OF                            MARKET        PRINCIPAL  SH    SHARED               SHARED
ISSUER                        CLASS              CUSIP      VALUE         AMOUNT     PRN   OTHER       MANAGER  OTHER

PMC-SIERRA INC                COM                69344F106  $  1,124,000    126,000  SH    SOLE        FINE     SOLE
QUEST SOFTWARE INC            COM                74834T103  $  2,121,000    119,200  SH    SOLE        FINE     SOLE
RACKSPACE HOSTING INC         COM                750086100  $ 11,182,000    597,000  SH    SOLE        FINE     SOLE
RACKSPACE HOSTING INC - CALL  COM                750086100  $  4,147,000    221,400  CALL  SOLE        FINE
RACKSPACE HOSTING INC - CALL  COM                750086100  $  2,810,000    150,000  CALL  SOLE        FINE
RACKSPACE HOSTING INC - CALL  COM                750086100  $    937,000     50,000  CALL  SOLE        FINE
RED HAT INC                   COM                756577102  $  4,391,000    150,000  SH    SOLE        FINE     SOLE
SAPIENT CORP                  COM                803062108  $  7,038,000    770,003  SH    SOLE        FINE     SOLE
SWITCH & DATA FACILITIES      COM                871043105  $ 23,088,000  1,300,000  SH    SOLE        FINE     SOLE
SILICON LABORATORIES INC      COM                826919102  $  9,534,000    200,000  SH    SOLE        FINE     SOLE
SILICON LABORATORIES INC      COM                826919102  $  8,771,000    184,000  CALL  SOLE        FINE
SANDISK CORP                  COM                80004C101  $ 30,232,000    873,000  SH    SOLE        FINE     SOLE
SUNPOWER CORP                 COM CL A           867652109  $  1,704,000     90,765  SH    SOLE        FINE     SOLE
STOCKERYALE INC               COM                86126T203  $    467,000  5,492,500  SH    SOLE        FINE     SOLE
SYBASE INC                    COM                871130100  $    634,000     13,600  SH    SOLE        FINE     SOLE
SYMANTEC CORP                 COM                871503108  $ 25,357,000  1,498,000  SH    SOLE        FINE     SOLE
DIREXION SHS ETF TR           DLY SMCAP BEAR3X   25459W839  $ 31,157,000  4,350,000  SH    SOLE        FINE     SOLE
DIREXION SHS ETF TR - CALL    DLY SMCAP BEAR3X   25459W839  $  4,225,000    590,100  CALL  SOLE        FINE
DIREXION SHS ETF TR - CALL    DLY SMCAP BEAR3X   25459W839  $ 27,745,000  3,875,000  CALL  SOLE        FINE
VMWARE INC                    CL A COM           928563402  $ 21,054,000    395,000  SH    SOLE        FINE     SOLE
YAHOO! INC                    COM                984332106  $ 23,142,000  1,400,000  SH    SOLE        FINE     SOLE
YAHOO! INC - CALL             COM                984332106  $    827,000     50,000  CALL  SOLE        FINE
YAHOO! INC - CALL             COM                984332106  $  9,058,000    548,000  CALL  SOLE        FINE
YAHOO! INC - CALL             COM                984332106  $  9,339,000    565,000  CALL  SOLE        FINE



                                                            $858,363,000

ENTRY TOTAL                                  60
TABLE VALUE IN THOUSANDS      $         858,363